Segment Reporting - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue [Line Items]
Selling and marketing expenses	$ (337,019)	$ (57,644)	$ (767)
Research and development expenses	(130,961)
General and administrative expenses	(2,287,042)	(2,296,037)	(669,825)
Benefit from (Provision for) income taxes	10,310,278	1,635,736	(912,370)
Net Income (Loss)	(10,314,672)	(1,461,116)	783,438
Total assets	5,374,829	7,575,555
Total liabilities	2,090,552	1,776,087
Provision for allowance for expected credit losses	1,980	35,354	6,333
Share-based compensation	7,928,000
Impairment losses	137,593
CODM [Member]
Schedule of Revenue [Line Items]
Total Revenues	2,290,619	3,266,390	4,382,996
Revenues	2,290,619	3,266,390	4,382,996
Cost of revenues	(2,040,622)	(2,540,218)	(2,821,615)
Selling and marketing expenses	(337,019)	(57,644)	(767)
Selling and marketing expenses - share-based compensation	(7,820,000)
Research and development expenses	(130,961)
General and administrative expenses	(2,287,042)	(2,296,037)	(669,825)
Other (expenses) income, net	14,747	(8,227)	21,581
Benefit from (Provision for) income taxes	(4,926)	174,620	(128,932)
Net Income (Loss)	(10,315,204)	(1,461,116)	783,438
Total assets	5,374,829	7,575,555	2,111,469
Total liabilities	2,090,552	1,776,087	913,749
Depreciation and amortization	249,358	63,377	44,572
Provision for allowance for expected credit losses	1,980	35,354	6,333
Share-based compensation	7,928,000
Impairment losses	137,593
Segment Liabilities [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	4,524,620	3,315,366	1,261,594
Elimination of Intersegment Payables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	(2,434,068)	(1,539,279)	(347,845)
Segment Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	7,808,898	9,114,834	2,459,314
Elimination of Intersegment Receivables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	(2,434,069)	(1,539,279)	(347,845)
Unallocated Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets
Interior Design and Fit Out Service [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Revenues	1,906,190	3,266,390	4,382,996
Cost of revenues	(1,765,115)	(2,540,218)	(2,821,615)
Selling and marketing expenses	(255,588)	(57,644)	(767)
Selling and marketing expenses - share-based compensation
Research and development expenses
General and administrative expenses	(1,480,722)	(1,842,665)	(381,825)
Other (expenses) income, net	(31,806)	(9,504)	21,581
Benefit from (Provision for) income taxes	4,761	174,620	(128,932)
Net Income (Loss)	(1,622,280)	(1,009,021)	1,071,438
Total assets	1,957,353	3,323,959	1,634,408
Total liabilities	1,634,410	1,611,046	778,556
Depreciation and amortization	243,196	63,377	44,572
Provision for allowance for expected credit losses	1,898	35,354	6,333
Share-based compensation
Impairment losses	137,593
Interior Design and Fit Out Service [Member] | Segment Liabilities [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	3,406,311	3,141,520	778,556
Interior Design and Fit Out Service [Member] | Elimination of Intersegment Payables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	(1,771,901)	(1,530,474)
Interior Design and Fit Out Service [Member] | Segment Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	1,967,366	3,332,764	1,982,253
Interior Design and Fit Out Service [Member] | Elimination of Intersegment Receivables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	(10,013)	(8,805)	(347,845)
Interior Design and Fit Out Service [Member] | Unallocated Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets
Robotics and AI Solutions Business [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Revenues	384,429
Cost of revenues	(275,507)
Selling and marketing expenses	(50,727)
Selling and marketing expenses - share-based compensation
Research and development expenses	(130,961)
General and administrative expenses	(113,881)
Other (expenses) income, net	9
Benefit from (Provision for) income taxes	(9,687)
Net Income (Loss)	(196,325)
Total assets	520,215
Total liabilities	56,430
Depreciation and amortization	6,162
Provision for allowance for expected credit losses	1,433
Share-based compensation
Impairment losses
Robotics and AI Solutions Business [Member] | Segment Liabilities [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	705,991
Robotics and AI Solutions Business [Member] | Elimination of Intersegment Payables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	(649,561)
Robotics and AI Solutions Business [Member] | Segment Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	520,215
Robotics and AI Solutions Business [Member] | Elimination of Intersegment Receivables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets
Robotics and AI Solutions Business [Member] | Unallocated Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets
Corporate [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Revenues
Cost of revenues
Selling and marketing expenses	(30,704)
Selling and marketing expenses - share-based compensation	(7,820,000)
Research and development expenses
General and administrative expenses	(692,439)	(453,372)	(288,000)
Other (expenses) income, net	46,544	1,277
Benefit from (Provision for) income taxes
Net Income (Loss)	(8,496,599)	(452,095)	(288,000)
Total assets	2,897,261	4,251,596	477,061
Total liabilities	399,712	165,041	135,193
Depreciation and amortization
Provision for allowance for expected credit losses	(1,351)
Share-based compensation	7,928,000
Impairment losses
Corporate [Member] | Segment Liabilities [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	412,318	173,846	483,038
Corporate [Member] | Elimination of Intersegment Payables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total liabilities	(12,606)	(8,805)	(347,845)
Corporate [Member] | Segment Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	5,321,317	5,782,070	477,061
Corporate [Member] | Elimination of Intersegment Receivables [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets	(2,424,056)	(1,530,474)
Corporate [Member] | Unallocated Assets [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total assets
Design and fit out services [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total Revenues	1,882,061	2,986,769	3,603,422
Design only services [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total Revenues	24,129	279,621	779,574
Non-residential [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total Revenues	1,496,427	2,533,927	3,651,614
Residential [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total Revenues	409,763	732,463	731,382
Sale of Robotic Products [Member] | CODM [Member]
Schedule of Revenue [Line Items]
Total Revenues	$ 384,429